UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2018 are attached hereto.

Item 2. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: December 31, 2018

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: December 31, 2018

Schedules of Investments As of October 31, 2018

Permanent Portfolio®

Class A – PRPDX | Class C – PRPHX | Class I – PRPFX

Short-Term Treasury Portfolio

Class I – PRTBX

Versatile Bond Portfolio

Class A – PRVDX | Class C – PRVHX | Class I – PRVBX

Aggressive Growth Portfolio

Class A – PAGDX | Class C – PAGHX | Class I – PAGRX

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2018 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 21.86% of Total Net Assets
	197,183 Troy Oz.	Gold bullion (a)	$239,045,202
	180,000 Coins	One-ounce gold coins (a)	223,110,000

		Total Gold Assets (identified cost $420,966,360)	$462,155,202

		SILVER ASSETS — 5.21% of Total Net Assets
	7,735,648 Troy Oz.	Silver bullion (a)	$110,070,540

		Total Silver Assets (identified cost $127,141,167)	$110,070,540

Principal Amount
		SWISS FRANC ASSETS — 7.96% of Total Net Assets
CHF	676	Swiss franc deposits (a)	$671

CHF	80,000,000	2.250% Swiss Confederation Bonds, 07-06-20	$83,482,302
CHF	80,000,000	2.000% Swiss Confederation Bonds, 04-28-21	84,864,022

		Total Swiss Confederation bonds	$168,346,324

		Total Swiss Franc Assets (identified cost $166,070,682)	$168,346,995

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.72% of Total Net Assets

		NATURAL RESOURCES — 7.14% of Total Net Assets
	150,000	Apache Corporation	$5,674,500
	225,000	BHP Billiton, Ltd. (b)	10,390,500
	150,000	BP, p.l.c. (b)	6,505,500
	500,000	Cameco Corporation	5,360,000
	200,000	Canadian Natural Resources Ltd.	5,464,000
	150,000	Chevron Corporation	16,747,500
	150,000	ConocoPhillips	10,485,000
	150,000	Devon Energy Corporation	4,860,000
	150,000	Exxon Mobil Corporation	11,952,000
	4,000,000	Freeport-McMoRan, Inc.	46,600,000
	200,000	Murphy Oil Corporation	6,372,000
	250,000	Newfield Exploration Company (a)	5,050,000
	125,000	Rio Tinto p.l.c (b)	6,161,250
	382,700	South32 Limited (b)	4,933,003
	300,000	Vale S.A. (b)	4,530,000

			$151,085,253

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2018 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 11.58% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$1,954,000
100,000	AvalonBay Communities, Inc.	17,538,000
100,000	Boston Properties, Inc.	12,076,000
150,000	Digital Realty Trust, Inc.	15,489,000
150,000	Duke Realty Corporation	4,135,500
100,000	Essex Property Trust, Inc.	25,078,000
100,000	Federal Realty Investment Trust	12,405,000
750,000	Franklin Street Properties Corporation	5,220,000
150,000	Highwoods Properties, Inc.	6,396,000
2,500,000	Investors Real Estate Trust	13,575,000
100,000	JBG Smith Properties	3,748,000
150,000	Kimco Realty Corporation	2,413,500
100,000	Macquarie Infrastructure Corporation	3,695,000
500,000	Outfront Media, Inc.	8,860,000
150,000	Prologis, Inc.	9,670,500
150,000	Regency Centers Corporation	9,504,000
80,000	Texas Pacific Land Trust	60,809,600
150,000	UDR, Inc.	5,878,500
200,000	Urstadt Biddle Properties, Inc.	3,416,000
500,000	Urstadt Biddle Properties, Inc. Class A	9,955,000
100,000	Vornado Realty Trust	6,808,000
125,000	Washington Real Estate Investment Trust	3,483,750
100,000	Weyerhaeuser Company	2,663,000

		$244,771,350

	Total Real Estate and Natural Resource Stocks (identified cost $409,676,355)	$395,856,603

	AGGRESSIVE GROWTH STOCKS — 18.43% of Total Net Assets

	AEROSPACE — 1.39% of Total Net Assets
100,000	Lockheed Martin Corporation	$29,385,000

		$29,385,000
	CHEMICALS — 1.03% of Total Net Assets
100,000	Air Products & Chemicals, Inc.	$15,435,000
100,000	Mosaic Company	3,156,000
100,000	Versum Materials, Inc.	3,094,000

		$21,685,000
	COMPUTER SOFTWARE & SERVICES — 1.81% of Total Net Assets
100,000	Autodesk, Inc. (a)	$12,925,000
250,000	Sailpoint Technologies Holdings, Inc. (a)	6,510,000
250,000	Twilio, Inc. Class A (a)	18,805,000

		$38,240,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — .24% of Total Net Assets
200,000	Sanmina Corporation (a)	$5,060,000

		$5,060,000

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2018 (Unaudited)

Number of Shares		Market Value
	ENERGY SERVICES & PROCESSING — 1.01% of Total Net Assets
100,000	Baker Hughes, a GE company	$2,669,000
125,000	HollyFrontier Corporation	8,430,000
100,000	Phillips 66	10,282,000

		$21,381,000
	ENGINEERING & CONSTRUCTION — .41% of Total Net Assets
100,000	Fluor Corporation	$4,386,000
100,000	Lennar Corporation Class A	4,298,000

		$8,684,000
	ENTERTAINMENT & LEISURE — 3.09% of Total Net Assets
100,000	CBS Corporation Class A	$5,758,000
100,000	Disney (Walt) Company	11,483,000
250,000	Facebook, Inc. Class A (a)	37,947,500
100,000	Wynn Resorts, Ltd.	10,060,000

		$65,248,500
	FINANCIAL SERVICES — 1.97% of Total Net Assets
100,000	First Republic Bank	$9,099,000
400,000	KeyCorp	7,264,000
200,000	Morgan Stanley	9,132,000
200,000	Schwab (Charles) Corporation	9,248,000
100,000	State Street Corporation	6,875,000

		$41,618,000
	MANUFACTURING — 2.26% of Total Net Assets
100,000	Agilent Technologies, Inc.	$6,479,000
100,000	Illinois Tool Works, Inc.	12,757,000
100,000	IPG Photonics Corporation (a)	13,355,000
100,000	Parker-Hannifin Corporation	15,163,000

		$47,754,000
	MATERIALS — .28% of Total Net Assets
100,000	Nucor Corporation	$5,912,000

		$5,912,000
	PHARMACEUTICALS — 1.73% of Total Net Assets
100,000	Amgen, Inc.	$19,279,000
100,000	Atara Biotherapeutics, Inc. (a)	3,417,000
100,000	Celgene Corporation (a)	7,160,000
100,000	Gilead Sciences, Inc.	6,818,000

		$36,674,000
	RETAIL — 1.36% of Total Net Assets
100,000	Costco Wholesale Corporation	$22,863,000
100,000	Williams-Sonoma, Inc.	5,938,000

		$28,801,000
	TRANSPORTATION — 1.85% of Total Net Assets
100,000	FedEx Corporation	$22,034,000
100,000	Kansas City Southern	10,196,000
125,000	Ryder System, Inc.	6,913,750

		$39,143,750

	Total Aggressive Growth Stocks (identified cost $179,757,672)	$389,586,250

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2018 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 27.51% of Total Net Assets

	CORPORATE BONDS — 16.97% of Total Net Assets

	CHEMICALS — .68% of Total Net Assets
$8,198,000	5.200% FMC Corporation, 12-15-19	$8,358,423
6,000,000	6.500% Nutrien, Ltd., 05-15-19	6,104,316

		$14,462,739
	COMMUNICATIONS EQUIPMENT — .37% of Total Net Assets
8,000,000	2.450% AT&T, Inc., 06-30-20	$7,880,624

		$7,880,624
	COMPUTER SOFTWARE & SERVICES — .35% of Total Net Assets
7,500,000	3.600% Hewlett Packard Enterprise Company, 10-15-20	$7,502,704

		$7,502,704
	CONSUMER PRODUCTS — 1.18% of Total Net Assets
7,500,000	2.750% BAT International Finance, p.l.c., 06-15-20 (c)	$7,408,717
2,200,000	2.450% Church & Dwight Company, Inc., 08-01-22	2,107,631
5,447,000	5.650% General Mills, Inc., 02-15-19	5,487,076
4,958,000	2.500% J. M. Smucker Company, 03-15-20	4,897,379
5,000,000	2.863% Mondelez International, Inc., 02-01-19 (d)	5,002,755

		$24,903,558
	ENERGY SERVICES & PROCESSING — .24% of Total Net Assets
5,000,000	3.050% Kinder Morgan, Inc., 12-01-19	$4,991,490

		$4,991,490
	ENTERTAINMENT & LEISURE — .38% of Total Net Assets
8,155,000	2.300% CBS Corporation, 08-15-19	$8,113,312

		$8,113,312
	FINANCIAL SERVICES — 4.10% of Total Net Assets
6,892,000	3.151% BB&T Corporation, 01-15-20 (d)	$6,934,447
4,749,000	3.050% Capital One Financial Corporation, 03-09-22	4,628,169
5,000,000	2.875% Fifth Third Bancorp, 07-27-20	4,960,027
15,000,000	2.375% First Republic Bank, 06-17-19	14,945,707
5,000,000	4.950% JPMorgan Chase & Company, 03-25-20	5,117,025
12,500,000	2.900% KeyCorp, 09-15-20	12,396,125
5,835,000	4.250% Lazard Group, LLC, 11-14-20	5,916,547
24,000,000	2.961% Manufacturers & Traders Trust Company, 12-01-21 (d)	23,995,440
7,500,000	4.875% Morgan Stanley, 11-01-22	7,731,709

		$86,625,196
	FOOD & DRUG STORES — .40% of Total Net Assets
8,200,000	6.150% The Kroger Company, 01-15-20	$8,478,784

		$8,478,784
	FOOD SERVICE DISTRIBUTION — .35% of Total Net Assets
7,500,000	1.900% Sysco Corporation, 04-01-19	$7,475,918

		$7,475,918
	HEALTHCARE SERVICES — .80% of Total Net Assets
8,000,000	2.500% Laboratory Corporation of America Holdings, 11-01-18	$7,999,260
9,000,000	2.625% Laboratory Corporation of America Holdings, 02-01-20	8,925,044

		$16,924,304

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2018 (Unaudited)

Principal Amount		Market Value
	INFORMATION SERVICES — .13% of Total Net Assets
$2,700,000	3.300% Standard & Poor’s Global, Inc., 08-14-20	$2,697,593

		$2,697,593
	INSURANCE — 1.51% of Total Net Assets
3,500,000	6.150% Berkley (W.R.) Corporation, 08-15-19	$3,566,421
4,300,000	5.375% Berkley (W.R.) Corporation, 09-15-20	4,429,116
9,500,000	5.875% CNA Financial Corporation, 08-15-20	9,876,694
12,500,000	5.350% Markel Corporation, 06-01-21	13,006,425
1,000,000	3.000% UNUM Group, 05-15-21	981,778

		$31,860,434
	LODGING — .30% of Total Net Assets
6,500,000	3.375% Hyatt Hotels Corporation, 07-15-23	$6,327,575

		$6,327,575
	MANUFACTURING — 1.39% of Total Net Assets
6,500,000	2.550% Amphenol Corporation, 01-30-19	$6,497,374
1,745,000	3.875% Kennametal, Inc., 02-15-22	1,724,070
7,500,000	2.250% Precision Castparts Corporation, 06-15-20	7,380,750
10,000,000	2.451% Stanley Black & Decker, Inc., 11-17-18	9,999,075
3,850,000	2.400% Whirlpool Corporation, 03-01-19	3,841,022

		$29,442,291
	MEDICAL SUPPLIES — .47% of Total Net Assets
10,000,000	2.675% Becton, Dickinson & Company, 12-15-19	$9,942,530

		$9,942,530
	NATURAL RESOURCES — .49% of Total Net Assets
5,000,000	8.125% EQT Corporation, 06-01-19	$5,140,900
5,000,000	4.875% EQT Corporation, 11-15-21	5,121,643

		$10,262,543
	PAPER & PACKAGING PRODUCTS — .11% of Total Net Assets
2,395,000	3.900% Packaging Corporation of America, 06-15-22	$2,401,468

		$2,401,468
	REAL ESTATE — 2.42% of Total Net Assets
7,000,000	2.750% Alexandria Real Estate Equities, Inc., 01-15-20	$6,940,931
9,194,000	6.100% AvalonBay Communities, Inc., 03-15-20	9,530,487
1,400,000	5.625% Boston Properties, L.P., 11-15-20	1,453,764
5,000,000	3.700% Corporate Office Properties, L.P., 06-15-21	4,935,335
7,500,000	5.875% Digital Realty Trust L.P., 02-01-20	7,680,862
7,500,000	7.750% Reckson Operating Partnership, L.P., 03-15-20	7,877,827
7,420,000	3.700 % UDR, Inc., 10-01-20	7,434,795
5,000,000	7.375% Weyerhaeuser Company, 10-01-19	5,185,875

		$51,039,876
	RETAIL — .33% of Total Net Assets
4,000,000	1.625% Autozone, Inc., 04-21-19	$3,975,064
3,000,000	5.250% Walgreen Company, 01-15-19	3,010,613

		$6,985,677
	TRANSPORTATION — .24% of Total Net Assets
5,000,000	4.700% Burlington Northern Santa Fe, LLC, 10-01-19	$5,073,677

		$5,073,677

Continued on following page.

PERMANENT PORTFOLIO® Schedule of Investments October 31, 2018 (Unaudited)

Principal Amount		Market Value
	UTILITIES — .60% of Total Net Assets
$10,475,000	2.500% Dominion Gas Holdings, LLC, 12-15-19	$10,405,058
2,220,000	3.150% Progress Energy, Inc., 04-01-22	2,177,752

		$12,582,810
	WASTE & ENVIRONMENTAL SERVICES — .13% of Total Net Assets
2,645,000	5.250% Republic Services, Inc., 11-15-21	$2,782,234

		$2,782,234

		$358,757,337

	UNITED STATES TREASURY SECURITIES — 10.54% of Total Net Assets
60,000,000	United States Treasury bonds 6.250%, 08-15-23	$68,725,958
65,000,000	United States Treasury bonds 6.000%, 02-15-26	77,412,479
65,000,000	United States Treasury bonds 5.250%, 11-15-28	76,613,756

		$222,752,193

	Total Dollar Assets (identified cost $565,553,869)	$581,509,530

	Total Portfolio — 99.69% of total net assets (identified cost $1,869,166,105) (e)	$2,107,525,120
	Other assets, less liabilities (.31% of total net assets)	6,665,555

	Net assets applicable to outstanding shares	$2,114,190,675

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).

(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2018, these securities amounted to $7,408,717, or .35% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(d) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2018.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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SHORT-TERM TREASURY PORTFOLIO Schedule of Investments October 31, 2018 (Unaudited)

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 5.67% of Total Net Assets
$800,000	Federal Home Loan Bank 1.125%, 10-03-19	$788,272

	Total United States Agency Securities (identified cost $790,068)	$788,272

	UNITED STATES TREASURY SECURITIES — 94.37% of Total Net Assets
2,500,000	United States Treasury notes 1.125%, 01-15-19	$2,494,166
2,500,000	United States Treasury notes 1.000%, 03-15-19	2,487,155
2,000,000	United States Treasury notes 1.125%, 05-31-19	1,983,807
2,000,000	United States Treasury notes .875%, 07-31-19	1,974,448
2,000,000	United States Treasury notes 2.000%, 01-31-20	1,981,058
75,000	United States Treasury bills 2.034%, 11-01-18 (a)	74,996
2,140,000	United States Treasury bills 1.989%, 11-15-18 (a)	2,138,252

	Total United States Treasury Securities (identified cost $13,144,578)	$13,133,882

	Total Portfolio — 100.04% of total net assets (identified cost $13,934,646) (b)	$13,922,154
	Liabilities, less other assets (.04% of total net assets)	(5,179)

	Net assets applicable to outstanding shares	$13,916,975

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2018 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 94.47% of Total Net Assets

	ADVERTISING & MARKETING — 4.52% of Total Net Assets
$350,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$349,348

		$349,348
	CHEMICALS — 5.12% of Total Net Assets
125,000	3.950% FMC Corporation, 02-01-22	$124,925
275,000	3.600% Westlake Chemical Corporation, 07-15-22	270,323

		$395,248
	COMMUNICATIONS SERVICES — 3.75% of Total Net Assets
300,000	2.750% Comcast Corporation, 03-01-23	$289,752

		$289,752
	CONSUMER PRODUCTS — 5.37% of Total Net Assets
300,000	2.750% BAT International Finance, p.l.c., 06-15-20 (a)	$296,349
119,000	4.625% Brunswick Corporation, 05-15-21 (a)	118,256

		$414,605
	ENERGY SERVICES & PROCESSING — 4.66% of Total Net Assets
400,000	4.750% El Paso Energy Capital Trust, 03-31-28	$360,480

		$360,480
	FINANCIAL SERVICES — 8.60% of Total Net Assets
100,000	8.800% Capital One Bank USA, N.A., 07-15-19	$103,848
300,000	4.300% Fifth Third Bancorp, 01-16-24	303,289
250,000	5.125% Jefferies Group, LLC, 01-20-23	257,371

		$664,508
	INSURANCE — 11.08% of Total Net Assets
300,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$309,008
750,000	7.450% Phoenix Companies, Inc., 01-15-32	547,500

		$856,508
	LODGING — 4.41% of Total Net Assets
350,000	3.375% Hyatt Hotels Corporation, 07-15-23	$340,716

		$340,716
	MANUFACTURING — 11.05% of Total Net Assets
350,000	3.875% Kennametal, Inc., 02-15-22	$345,802
500,000	5.200% Carpenter Technology Corporation, 07-15-21	$508,457

		$854,259
	MATERIALS — 2.35% of Total Net Assets
175,000	5.400% Georgia Pacific, LLC, 11-01-20	181,429

		$181,429
	NATURAL RESOURCES — 8.44% of Total Net Assets
350,000	4.875% EQT Corporation, 11-15-21	$358,515
300,000	4.450% Murphy Oil Corporation, 12-01-22	293,704

		$652,219
	REAL ESTATE — 15.86% of Total Net Assets
200,000	5.250% CBL & Associates, L.P., 12-01-23	$167,673
350,000	3.700% Corporate Office Properties, L.P., 06-15-21	345,473
200,000	3.375% Essex Portfolio, L.P., 01-15-23	195,667
200,000	4.125% Liberty Property L.P., 06-15-22	201,980
300,000	7.750% Reckson Operating Partnership, L.P., 03-15-20	315,113

		$1,225,906

Continued on following page.

VERSATILE BOND PORTFOLIO Schedule of Investments October 31, 2018 (Unaudited)

Principal Amount		Market Value
	RESTAURANTS — 3.65% of Total Net Assets
$300,000	3.875% Brinker International, Inc., 05-15-23	$282,111

		$282,111
	TRANSPORTATION — 1.99% of Total Net Assets
155,000	2.875% Ryder System, Inc., 09-01-20	$153,509

		$153,509
	UTILITIES — 3.62% of Total Net Assets
275,000	4.625% UIL Holdings Corporation, 10-01-20	$279,905

		$279,905

	Total Corporate Bonds (identified cost $7,423,224)	$7,300,503

	UNITED STATES TREASURY SECURITIES — 1.62% of Total Net Assets
125,000	United States Treasury bills 1.989%, 11-15-18 (b)	$124,898

	Total United States Treasury Securities (identified cost $124,899)	$124,898

Number of Shares
	PREFERRED STOCKS — 1.98% of Total Net Assets

	REAL ESTATE — 1.98% of Total Net Assets
6,000	RLJ Lodging Trust Perpetual Preferred Class A (c)	$153,000

	Total Preferred Stocks (identified cost $153,315)	$153,000

	Total Portfolio — 98.07% of total net assets (identified cost $7,701,438) (d)	$7,578,401
	Other assets, less liabilities (1.93% of total net assets)	149,023

	Net assets applicable to outstanding shares	$7,727,424

	Notes:

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2018, these securities amounted to $414,605, or 5.37% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(b) Interest rate represents yield to maturity.
	(c) Convertible security.
	(d) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2018 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.94% of Total Net Assets

	AEROSPACE — 5.88% of Total Net Assets
5,000	Lockheed Martin Corporation	$1,469,250

		$1,469,250
	CHEMICALS — 5.20% of Total Net Assets
6,000	Air Products & Chemicals, Inc.	$926,100
7,000	Mosaic Company	216,580
5,000	Versum Materials, Inc.	157,800

		$1,300,480
	COMPUTER SOFTWARE & SERVICES — 12.24% of Total Net Assets
7,000	Autodesk, Inc. (a)	$904,750
25,000	Sailpoint Technologies Holdings, Inc. (a)	651,000
20,000	Twilio, Inc. Class A (a)	1,504,400

		$3,060,150
	ELECTRICAL EQUIPMENT & ELECTRONICS — 1.01% of Total Net Assets
10,000	Sanmina Corporation (a)	$253,000

		$253,000
	ENERGY SERVICES & PROCESSING — 6.14% of Total Net Assets
7,000	Baker Hughes, a GE company	$186,830
20,000	HollyFrontier Corporation	1,348,800

		$1,535,630
	ENGINEERING & CONSTRUCTION — 2.26% of Total Net Assets
7,000	Fluor Corporation	$307,020
6,000	Lennar Corporation Class A	257,880

		$564,900
	ENTERTAINMENT & LEISURE — 9.17% of Total Net Assets
5,000	Disney (Walt) Company	$574,150
8,000	Facebook, Inc. Class A (a)	1,214,320
5,000	Wynn Resorts, Ltd.	503,000

		$2,291,470
	FINANCIAL SERVICES — 13.78% of Total Net Assets
10,000	First Republic Bank	$909,900
50,000	KeyCorp	908,000
15,000	Morgan Stanley	684,900
10,000	Schwab (Charles) Corporation	462,400
7,000	State Street Corporation	481,250

		$3,446,450
	MANUFACTURING — 12.30% of Total Net Assets
7,000	Agilent Technologies, Inc.	$453,530
7,000	Illinois Tool Works, Inc.	892,990
5,000	IPG Photonics Corporation (a)	667,750
7,000	Parker-Hannifin Corporation	1,061,410

		$3,075,680
	MATERIALS — 1.66% of Total Net Assets
7,000	Nucor Corporation	$413,840

		$413,840

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO Schedule of Investments October 31, 2018 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 4.71% of Total Net Assets
75,000	Freeport-McMoRan, Inc.	$873,750
15,000	Newfield Exploration Company (a)	303,000

		$1,176,750
	PHARMACEUTICALS — 11.96% of Total Net Assets
6,000	Amgen, Inc.	$1,156,740
25,000	Atara Biotherapeutics, Inc. (a)	854,250
7,000	Celgene Corporation (a)	501,200
7,000	Gilead Sciences, Inc.	477,260

		$2,989,450
	RETAIL — 6.23% of Total Net Assets
5,000	Costco Wholesale Corporation	$1,143,150
7,000	Williams-Sonoma, Inc.	415,660

		$1,558,810
	TRANSPORTATION — 8.40% of Total Net Assets
5,000	FedEx Corporation	$1,101,700
6,000	Kansas City Southern	611,760
7,000	Ryder System, Inc.	387,170

		$2,100,630

	Total Portfolio — 100.94% of total net assets (identified cost $9,421,628) (b)	$25,236,490
	Liabilities, less other assets (.94% of total net assets)	(235,463)

	Net assets applicable to outstanding shares	$25,001,027

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.

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NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2018 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2018 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$365,183,935	$—	$3,412	$16,868,879
Investments other than securities	41,792,317	—	—	—

	406,976,252	—	3,412	16,868,879
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(150,943,135)	(12,492)	(126,449)	(1,054,017)
Investments other than securities	(17,674,102)	—	—	—

	(168,617,237)	(12,492)	(126,449)	(1,054,017)

Net unrealized appreciation (depreciation) of investments	$238,359,015	$(12,492)	$(123,037)	$15,814,862

VALUATION OF INVESTMENTS

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2018 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.

NOTES TO SCHEDULES OF INVESTMENTS

October 31, 2018 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the three months ended October 31, 2018. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the three months then ended.

As of October 31, 2018 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2018 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO®
Gold assets	$462,155,202	$—	$—	$462,155,202
Silver assets	110,070,540	—	—	110,070,540
Swiss franc assets	671	168,346,324	—	168,346,995
Real estate and natural resource stocks	395,856,603	—	—	395,856,603
Aggressive growth stocks †	389,586,250	—	—	389,586,250
Dollar assets:
Corporate bonds †	—	358,757,337	—	358,757,337
United States Treasury securities	—	222,752,193	—	222,752,193

Total Portfolio	$1,357,669,266	$749,855,854	$—	$2,107,525,120

	64.42%	35.58%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$—	$788,272	$—	$788,272
United States Treasury securities	—	13,133,882	—	13,133,882

Total Portfolio	$—	$13,922,154	$—	$13,922,154

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$7,300,503	$—	$7,300,503
United States Treasury securities	—	124,898	—	124,898
Preferred stocks	153,000	—	—	153,000

Total Portfolio	$153,000	$7,425,401	$—	$7,578,401

	2.02%	97.98%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$25,236,490	$—	$—	$25,236,490

Total Portfolio	$25,236,490	$—	$—	$25,236,490

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

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Schedules of Investments

As of October 31, 2018

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	12/18

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2018 Permanent Portfolio Family of Funds. All rights reserved.